Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Financial assets measured at fair value on a recurring basis are classified using the fair value hierarchy in the table below:

As of December 31, 2025	Level 2
(in thousands)
Cash equivalents:
Term deposits	€80,000
Short-term investments
Term deposits	11,876
Investments and other assets:
Term deposits	1,351
Total	€93,227

As of December 31, 2024	Level 2
(in thousands)
Cash equivalents:
Term deposits	€80,950
Investments and other assets:
Term deposits	1,351
Total	€82,301